Equity (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 02, 2024 shares	Nov. 29, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Oct. 03, 2024 USD ($)	Aug. 17, 2023 USD ($)	May 10, 2023 USD ($)
Share Capital Note Disclosure [Line Items]
Proceeds from common shares issued in ATM Equity Program			$ 186,762		$ 55,701
Number of common shares issued for options exercised | shares			100,000	22,500	22,500
Value of common shares issued for options exercised			$ 101	$ 127	$ 96
Weighted average exercise price of share options exercised in share-based payment arrangement | (per share)			$ 1.09	$ 5.66
Number of common shares issued in assets acquisition | shares		345,566
Number of common shares issued in 2023 Special Warrants | shares	5,750,000
Amount reallocated from reserves to share capital in connection with exercise of stock options					$ 100
August 2023 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares			12,534,457	13,612,024	13,612,024
Maximum proceeds under equity distribution agreement									$ 90,000
Proceeds from common shares issued in ATM Equity Program			$ 37,400	$ 71,000	$ 52,700
Shares issued during period, price per share | $ / shares				$ 5.22		$ 4.08
Cash commission paid in equity distribution agreement			1,100		1,600
Fees for share issue costs			$ 2		316
October 2024 ATM Equity Program [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares			46,573,934
Maximum proceeds under equity distribution agreement								$ 200,000
Proceeds from common shares issued in ATM Equity Program			$ 154,900
Shares issued during period, price per share | (per share)						$ 4.71	$ 3.33
Cash commission paid in equity distribution agreement			4,000
Fees for share issue costs			$ 500
May 2023 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares			1,374,700
Maximum proceeds under equity distribution agreement										$ 100,000
Proceeds from common shares issued in ATM Equity Program				$ 9,000	6,800
Shares issued during period, price per share | $ / shares				$ 6.55
Cash commission paid in equity distribution agreement					200
Fees for share issue costs					$ 162
Restricted share units [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares			326,644	802,650	802,650
Amount reallocated from reserves to share capital in connection with exercise of options					$ 2,600